Stockholders' Deficit - Additional Information (Detail) - CIK 0001816261 Executive Network Partnering Corp					9 Months Ended	12 Months Ended
	Mar. 24, 2021 shares	Sep. 17, 2020 shares	Jul. 29, 2020 shares	Jul. 17, 2020 shares	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholders' Deficit
Preferred stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized					1,000,000	1,000,000	1,000,000
Preferred stock shares issued					0	0	0
Preferred stock shares outstanding					0	0	0
Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized					1,000,000	1,000,000	1,000,000
Preferred stock shares issued					0	0	0
Preferred stock shares outstanding					0	0	0
Common Class A
Stockholders' Deficit
Common stock shares authorized					380,000,000	380,000,000	380,000,000
Common stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock including temporary equity issued					42,014,000	42,014,000
Common stock including temporary equity outstanding					42,014,000	42,014,000	42,014,000
Temporary equity shares outstanding					41,400,000	41,400,000	41,400,000
Common stock shares outstanding					614,000	614,000	614,000
Stockholders' equity, reverse stock split	2.5:1
Common stock shares issued					614,000	614,000	614,000
Percent of common stock convertible					5.00%	5.00%
Stockholders' equity note, stock split	2.5:1
Conversion of stock, shares issued					1,000	1,000
Number of common stock deliverable					2,500	2,500
Stock issued during period shares on conversion					6,000,000	6,000,000
Stock issued during period value on conversion					60,000,000	60,000,000
Common Class A | Price Threshold Limit One [Member]
Stockholders' Deficit
Stock price threshold limit | $ / shares					$ 11.00	$ 11.00
Common Class A | Price Threshold Limit Two [Member]
Stockholders' Deficit
Stock price threshold limit | $ / shares					$ 10.00	$ 10.00
Percent increase in price of share					20.00%	20.00%
Business combination completion trading days | D					30
Percentage of threshold price of business combination completion during period					20.00%
Common Class B
Stockholders' Deficit
Common stock shares authorized					1,000,000	1,000,000	1,000,000
Common stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding	300,000			120,000	300,000	300,000	300,000
Stockholders' equity, reverse stock split	2.5:1			100:1
Common stock shares issued					300,000	300,000	300,000
Stockholders' equity note, stock split	2.5:1			100:1
Conversion of stock, shares converted					10,000	10,000
Number of common stock deliverable remaining					10,000	10,000
Volume weighted average price business combination completion trading days | D					20
Common Class F [Member]
Stockholders' Deficit
Common stock shares authorized					50,000,000	50,000,000
Common stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001
Common stock shares outstanding		828,000	690,000		828,000	828,000	828,000
Stockholders' equity, reverse stock split		1 for 1.2	1 for 1.2
Common stock shares issued						828,000	828,000